Note 21 - Other Non-current Liabilities (Details) - Other Non-current Liabilities Repayment Schedule - USD ($) $ in Thousands	Dec. 31, 2015	Jan. 01, 2013
Tranche A [Member]
Note 21 - Other Non-current Liabilities (Details) - Other Non-current Liabilities Repayment Schedule [Line Items]
2016	$ 1,490
2017	1,500
Total	2,990	$ 4,500
Tranche B [Member]
Note 21 - Other Non-current Liabilities (Details) - Other Non-current Liabilities Repayment Schedule [Line Items]
2017	806
Total	$ 806	$ 806